Impairment test on Property, plant and equipment	12 Months Ended
Dec. 31, 2017
Disclosure of impairment of assets [Abstract]
Disclosure of impairment of assets [text block]
Note 36	Impairment test on Property, plant and equipment

Oil price crisis started in the second half of 2014 and prices fell dramatically, WTI and Brent, the main international oil price markers, fell more than 60% between October 2014 and February 2016. Because of those market conditions, during 2015, the Group undertook a decisive cost cutting program to ensure its ability to both maximize the work program and preserve its liquidity. The main decisions included:

-	Reduction of its capital investment taking advantage of the discretionary work program.

-	Deferment of capital projects by regulatory authority and partner agreement.

-	Renegotiation and reduction of oil and gas service contracts, including drilling and civil work contractors, as well as transportation trucking and pipeline costs.

-	Operating cost improved efficiencies and temporary suspension of certain marginal producing oil and gas fields.

During February 2015, the Group reduced its workforce significantly. This reduction streamlined certain internal functions and departments for creating a more efficient workforce in the current economic environment. As a result, the Group achieved cost savings associated with the reduction of full-time and temporary employees, excluding one-time termination costs. Continuous efforts and actions to reduce costs and preserve liquidity have continued since.

As a result of the situation described, the Group recognised an impairment loss of US$  149,574,000 in 2015 after evaluating the recoverability of its fixed assets affected by oil price drop, as such situation constitutes an impairment indicator according to IAS 36 and, consequently, it triggers the need of assessing fair value of the assets involved against their carrying amount.

The Management of the Group considers as Cash Generating Unit (CGU) each of the blocks in which the Group has working or economic interests. The blocks with no material investment on fixed assets or with operations that are not linked to oil prices were not subject to impairment test.

During 2016 and 2017 the impairment tests were reviewed. The main assumptions taken into account for the impairment tests for the blocks below mentioned were:

-
The future oil prices have been calculated taking into consideration the oil curves prices available in the market, provided by international advisory companies, weighted through internal estimations in accordance with price curves used by D&;M;

-	Three price scenarios were projected and weighted in order to minimize misleading: low price, middle price and high price (see below table “Oil price scenarios”);
-
The table “Oil price scenarios” was based on Brent future price estimations; the Group adjusted this marker price on its model valuation to reflect the effective price applicable in each location (see Note 3 “Price risk”);

-	The model valuation was based on the expected cash flow approach;
-	The revenues were calculated linking price curves with levels of production according to certified reserves (see below table “Oil price scenarios”);
-	The levels of production have been linked to certified risked 1P, 2P and 3P reserves (see Note 4);
-	Production and structure costs were estimated considering internal historical data according to GeoPark’s own records and aligned to 2018 approved budget;
-	The capital expenditures were estimated considering the drilling campaign necessary to develop the certified reserves;
-	The assets subject to impairment test are the ones classified as Oil and Gas properties and Production facilities and machinery;
-	The carrying amount subject to impairment test includes mineral interest, if any;
-	The income tax charges have considered future changes in the applicable income tax rates (see Note 16).

Table Oil price scenarios (a):

Amounts in US$ per Bbl.
				Weighted market price
				used for the
Year	Low price (15%)	Middle price (60%)	High price (25%)	impairment test
2018	64.9	64.9	64.9	64.9
2019	53.2	62.5	71.7	63.4
2020	54.4	63.9	73.4	64.9
Over 2021	54.3	63.7	73.2	64.7

(a) The percentages indicated between brackets represent the Group estimation regarding each price scenario.

As a consequence of the evaluation no additional impairment loss was recognised in 2017. In 2016, part of the impairment recorded in Colombia was reversed for an amount of US$ 5,664,000 due to increase in estimated market prices and improvements in cost structure.